Registration No. 2-76645

File No. 811-3430

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 52	☒

OPPENHEIMER U.S. GOVERNMENT TRUST
(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, CO 80112-3924

(Address of Principal Executive Offices)       (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street,

New York, NY 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of January, 2012.

OPPENHEIMER U.S. GOVERNMENT TRUST
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date
Brian F. Wruble*	Chairman of the Board of Trustees	January 13, 2012
Brian F. Wruble

William F. Glavin, Jr.*	President and Principal	January 13, 2012
William F. Glavin, Jr.	Executive Officer

Brian W. Wixted*	Treasurer, Principal	January 13, 2012
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	January 13, 2012
David K. Downes

Matthew P. Fink*	Trustee	January 13, 2012
Matthew P. Fink

Phillip A. Griffiths*	Trustee	January 13, 2012
Phillip A. Griffiths

Mary F. Miller*	Trustee	January 13, 2012
Mary F. Miller

Joel W. Motley*	Trustee	January 13, 2012
Joel W. Motley

Mary Ann Tynan*	Trustee	January 13, 2012
Mary Ann Tynan

Joseph M. Wikler*	Trustee	January 13, 2012
Joseph M. Wikler

Peter I. Wold*	Trustee	January 13, 2012
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document